Stockholders' Equity (Details) - USD ($)		1 Months Ended		5 Months Ended	6 Months Ended
	Aug. 09, 2021	Aug. 23, 2021	Apr. 12, 2021	Aug. 12, 2021	Sep. 30, 2021
Stockholders' Equity (Details) [Line Items]
Common stock, share authorized (in Shares)			5,000,000		5,000,000
Common stock, par value			$ 0.0001		$ 0.0001
Founder shares (in Shares)		4,020		1,437,500
Founder shares per price	$ 0.0001			$ 0.0001
Total receivable (in Dollars)				$ 25,000
Share subject to forfeiture (in Shares)				187,500
Generating gross proceeds (in Dollars)		$ 183,480
Additional private sale units (in Shares)		18,348
Issuance shares (in Shares)	100,000,000
Preferred stock (in Shares)	1,000,000
Preferred stock par value	$ 0.0001
Common stock price per share					$ 11.5
Initial business combination					1 year
Warrants expire			5 years		5 years
Description of warrants for redemption.			We may redeem the outstanding warrants, in whole and not in part, at a price of $0.01 per warrant:• at any time while the warrants are exercisable,• upon a minimum of 30 days’ prior written notice of redemption,• if, and only if, the last sales price of our shares of common stock equals or exceeds $16.50 per share for any 20 trading days within a 30 trading day period ending three business days before we send the notice of redemption, and• if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.		We may redeem the outstanding warrants, in whole and not in part, at a price of $0.01 per warrant:• at any time while the warrants are exercisable;• upon a minimum of 30 days’ prior written notice of redemption;• if, and only if, the last sales price of our shares of common stock equals or exceeds $16.50 per share for any 20 trading days within a 30-trading day period ending three business days before we send the notice of redemption; and• if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.
Trigger price			$ 16.5		$ 16.5
Warrant exercise price per share			11.5		11.5
Common stock, par value		$ 0.0001	$ 0.0001		$ 0.0001
Certificate of incorporation, description			Upon the effectiveness of the Company’s registration statement, the Company expects to amend and restate its certificate of incorporation to authorize the issuance of up to 100,000,000 shares of common stock, par value $0.0001 per share, and 1,000,000 shares of preferred stock, par value $0.0001 per share.
Price per share			$ 11.5
Over-Allotment Option [Member]
Stockholders' Equity (Details) [Line Items]
Underwriters shares purchased (in Shares)		733,920
Additional unit per share		$ 10
Generating gross proceeds (in Dollars)		$ 7,339,200
Warrant exercise price per share			$ 0.1
Founder Shares [Member]
Stockholders' Equity (Details) [Line Items]
Founder shares issued (in Shares)			1,437,500
Common stock, par value			$ 0.0001
Total receivable (in Dollars)			$ 25,000
Number of shares subject to forfeiture (in Shares)			187,500